RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT
RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT

Note 2—RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENTS

        In 2010, Lpath entered into an agreement providing Pfizer Inc. ("the Pfizer Agreement") the rights to develop and commercialize iSONEP™, Lpath's lead monoclonal antibody product candidate that is being evaluated for the treatment of wet age-related macular degeneration ("wet AMD") and other ocular disorders.

        Under the terms of the Pfizer Agreement, Pfizer made an up-front payment of $14 million to Lpath and will share the cost of two clinical trials of iSONEP. The first trial is designed to test iSONEP as a treatment for patients with Pigment Epithelial Detachment ("PED"), a complication of wet AMD. The second trial is designed to further study iSONEP as a treatment for wet AMD. The upfront payment was received in January 2011. Following completion of the two clinical studies, Pfizer has the right to exercise its option for worldwide rights to iSONEP. If Pfizer does exercise its option, Lpath will be eligible to receive an option fee as well as potential development, regulatory, and commercial milestone payments that could total up to $497.5 million. In addition, Lpath will be entitled to receive tiered double-digit royalties based on sales of iSONEP. As part of the Pfizer Agreement, Lpath has granted Pfizer a time-limited right of first refusal for ASONEP™, Lpath's product candidate that is being evaluated for the treatment of cancer. At least one Phase 2a trial is currently planned to further assess ASONEP's efficacy and safety in cancer patients.

        In 2011, Lpath recognized revenue under the Pfizer agreement as follows:

	Periods ended September 30, 2011
	Nine Months	Three Months
Cost reimbursements	$1,928,370	$748,876
Amortization of development fees	2,282,913	782,913

	$4,211,283	$1,531,789

        In connection with the termination in 2010 of the license agreement dated October 28, 2008 by and between the company and Merck KGaA ("the Merck Agreement"), the company received a payment from Merck KGaA in the second quarter of 2011 in the amount of $675,000 to discharge certain payment obligations that survived termination of the license agreement. Because this payment became certain and determinable in the first quarter of 2011, it was recognized as revenue in that period.

Note 2—RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT

        In 2010, we entered into an agreement providing Pfizer Inc. with an exclusive option for a worldwide license to develop and commercialize iSONEP™, Lpath's lead monoclonal antibody product candidate that is being evaluated for the treatment of wet age-related macular degeneration ("wet AMD") and other ocular disorders. iSONEP is scheduled to begin a Phase 1b clinical trial in wet AMD patients with Pigment Epithelial Detachment ("PED"), a complication of wet AMD, in the first quarter of 2011 and a Phase 2a clinical trial in wet AMD patients in the second quarter of 2011.

        Under the terms of the agreement, Pfizer will provide Lpath with an up-front option payment of $14 million in addition to sharing the cost of the planned Phase 1b and Phase 2a trials. Such upfront payment was received in January 2011. Following completion of the two studies, Pfizer has the right to exercise its option for worldwide rights to iSONEP for an undisclosed option fee and, if Pfizer exercises its option, Lpath will be eligible to receive development, regulatory and commercial milestone payments that could total up to $497.5 million; in addition, Lpath will be entitled to receive tiered double-digit royalties based on sales of iSONEP. As part of the agreement, Lpath has granted to Pfizer a time-limited right of first refusal for ASONEP™, Lpath's product candidate that is being evaluated for the treatment of cancer. Two Phase 2a trials are currently planned to further assess ASONEP's efficacy and safety in cancer patients.

        In 2010, we recognized $1.4 million as cost reimbursements and amortization of option fees under the Pfizer agreement.

        Work under the 2008 License Agreement with Merck concluded in April 2010. Merck paid Lpath research and development funding of $2,000,000 in 2010 and $6,000,000 in 2009, which we used to support development activities related to ASONEP, including our Phase 1 clinical trial. In addition Merck paid us $2,000,000 upon the achievement of certain ASONEP development objectives in March 2010 and August 2009. As of December 31, 2010, we had received a total of $17,000,000 from Merck under the terms of this arrangement.

        In connection with the termination of the License Agreement dated October 28, 2008 by and between the company and Merck KGaA, the company has received payment from Merck KGaA in the first quarter of 2011 in the amount of $675,000 to discharge certain payment obligations that survived termination of the License Agreement.

        Under the Merck collaborative agreement, we recognized revenue related to the up-front licensing fee and initial development funding of $2,659,573 and $8,673,760 in 2010 and 2009, respectively. In 2009 and 2010, we recognized and received an additional $2,000,000 in each year related to the achievement of certain ASONEP development objectives.